Loss Per Share - Disclosure of Detailed Information about Anti Dilutive Securities Excluded from Computation of Diluted Loss Per Share (Detail) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Unvested Restricted Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amounts	5	364
Share Options [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amounts	256	24,167
Apollomics Private Warrants [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amounts	619	619
Apollomics Public Warrants [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amounts	10,350	10,350
Penny Warrants [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amounts	8	58